Note E - Stock-Based Compensation (Details) - Summary of Restricted Stock Outstanding In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Restricted Stock Outstanding [Abstract]0
Unvested Balance	5,375	4,540	6,623
Issued	180	10,648	3,424
Vested	(95)	9,788	5,502
Unvested Balance	300	5,375	4,540